Debt - Credit Facilities (Details)	1 Months Ended
	Sep. 30, 2024 USD ($)	May 31, 2024 USD ($) lender	Dec. 31, 2024 USD ($) facility	Sep. 29, 2024 USD ($)	May 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Debt Instruments [Line Items]
Patronage capital and membership fees	$ 1,328,418,000		$ 1,328,418,000			$ 1,257,917,000
Line of Credit | Credit Agreement
Schedule of Debt Instruments [Line Items]
Maximum borrowing capacity		$ 1,275,000,000			$ 1,210,000,000
Debt instrument, number of lenders | lender		11
Term of debt		5 years
Line of Credit | Line of Credit | Credit Agreement
Schedule of Debt Instruments [Line Items]
Maximum borrowing capacity			$ 1,725,000,000
Number of separate facilities | facility			4
Letter of credit | Credit Agreement
Schedule of Debt Instruments [Line Items]
Maximum borrowing capacity			$ 810,000,000
Available borrowing capacity			807,000,000
Letter of credit | Variable Rate Demand Obligation | Credit Agreement
Schedule of Debt Instruments [Line Items]
Available borrowing capacity			2,504,000
Commercial paper | Credit Agreement
Schedule of Debt Instruments [Line Items]
Line of credit, amount outstanding			$ 401,801,000
JPMorgan | Line of Credit | Credit Agreement
Schedule of Debt Instruments [Line Items]
Maximum borrowing capacity	200,000,000			$ 350,000,000
Debt instrument, covenant, patronage capital, minimum	900,000,000			$ 750,000,000
Debt instrument, covenant, unsecured indebtedness, maximum	4,000,000,000
Debt instrument, unsecured indebtedness outstanding	$ 401,801,000